Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	42
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.65000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	2.55100%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$670,142.33

Principal:
Principal Collections	$13,482,348.41
Prepayments in Full	$4,895,510.71
Liquidation Proceeds	$102,615.27
Recoveries	$122,190.75
Sub Total	$18,602,665.14
Collections	$19,272,807.47

Purchase Amounts:
Purchase Amounts Related to Principal	$218,887.49
Purchase Amounts Related to Interest	$916.60
Sub Total	$219,804.09

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,492,611.56

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	42
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$19,492,611.56
Servicing Fee	$220,151.35	$220,151.35	$0.00	$0.00	$19,272,460.21
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,272,460.21
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$19,272,460.21
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$19,272,460.21
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$19,272,460.21
Interest - Class A-4 Notes	$310,712.62	$310,712.62	$0.00	$0.00	$18,961,747.59
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,961,747.59
Interest - Class B Notes	$123,165.67	$123,165.67	$0.00	$0.00	$18,838,581.92
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,838,581.92
Interest - Class C Notes	$88,345.83	$88,345.83	$0.00	$0.00	$18,750,236.09
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,750,236.09
Regular Principal Payment	$17,333,821.44	$17,333,821.44	$0.00	$0.00	$1,416,414.65
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,416,414.65
Residual Released to Depositor	$0.00	$1,416,414.65	$0.00	$0.00	$0.00
Total		$19,492,611.56

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$17,333,821.44
Total					$17,333,821.44
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$17,333,821.44	$108.49	$310,712.62	$1.94	$17,644,534.06	$110.43
Class B Notes	$0.00	$0.00	$123,165.67	$2.52	$123,165.67	$2.52
Class C Notes	$0.00	$0.00	$88,345.83	$2.71	$88,345.83	$2.71
Total	$17,333,821.44	$10.62	$522,224.12	$0.32	$17,856,045.56	$10.94

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	42

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$130,826,364.48	0.8188419	$113,492,543.04	0.7103495
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$212,386,364.48	0.1301666	$195,052,543.04	0.1195431

Pool Information
Weighted Average APR	2.972%	2.972%
Weighted Average Remaining Term	23.35	22.58
Number of Receivables Outstanding	23,387	22,639
Pool Balance	$264,181,624.46	$245,252,870.67
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$245,019,471.81	$227,685,650.37
Pool Factor	0.1478602	0.1372659

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$17,567,220.30
Targeted Overcollateralization Amount	$50,200,327.63
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$50,200,327.63

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	42
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		56	$229,391.91
(Recoveries)		138	$122,190.75
Net Loss for Current Collection Period			$107,201.16
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4869%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3748%
Second Prior Collection Period			0.3066%
Prior Collection Period			0.3251%
Current Collection Period			0.5050%
Four Month Average (Current and Prior Three Collection Periods)			0.3779%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,241	$14,192,188.05
(Cumulative Recoveries)			$3,804,667.24
Cumulative Net Loss for All Collection Periods			$10,387,520.81
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5814%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,378.95
Average Net Loss for Receivables that have experienced a Realized Loss			$3,205.04

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.37%	212	$3,365,087.62
61-90 Days Delinquent	0.23%	30	$559,783.69
91-120 Days Delinquent	0.03%	4	$67,435.45
Over 120 Days Delinquent	0.12%	18	$282,493.78
Total Delinquent Receivables	1.74%	264	$4,274,800.54

Repossession Inventory:
Repossessed in the Current Collection Period		5	$78,162.11
Total Repossessed Inventory		6	$104,612.30

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2288%
Prior Collection Period			0.2352%
Current Collection Period			0.2297%
Three Month Average			0.2312%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3709%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	42

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	85	$1,400,334.85
2 Months Extended	91	$1,401,960.01
3+ Months Extended	19	$266,041.64

Total Receivables Extended	195	$3,068,336.50

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer